Document and Entity Information	Jan. 09, 2024
Cover [Abstract]
Entity Address, Address Line Two	4th Floor
Amendment Flag	false
Entity Central Index Key	0001840439
Document Type	8-K
Document Period End Date	Jan. 09, 2024
Entity Registrant Name	Biomea Fusion, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40335
Entity Tax Identification Number	82-2520134
Entity Address, Address Line One	900 Middlefield Road, 4th Floor
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	980-9099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BMEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false